LOANS AND LEASES (Details 3)	12 Months Ended
Dec. 31, 2010
Strong [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan quality indicators	Lower than 4.44
Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan quality indicators	From 4.44% up to 25.95
Higher Risk [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan quality indicators	Higher than 25.95